Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Financial Assets Measured at Fair Value on Recurring Basis
The Company’s financial assets are measured at fair value on a recurring basis by level within the fair value hierarchy at June 30, 2023 and December 31, 2022 are summarized as follows:

	June 30, 2023
	Fair Value Hierarchy	Fair Market Value
Cash equivalents:
Money market funds	Level 1	30,441
Investments:
Short-term marketable securities	Level 2	6,766

		$37,207

	December 31, 2022
	Fair Value Hierarchy	Fair Market Value
Cash equivalents:
Money market funds	Level 1	30,649
Investments:
Short-term marketable securities	Level 2	31,143

		$61,792

The Company’s financial assets measures at fair value on a recurring basis by level within the fair value hierarchy at December 31, 2022 and 2021 are summarized as follows:

		December 31, 2022
	Fair Value Hierarchy	Amortization Cost	Unrealized Gain (Loss)	Fair Market Value
Money market funds	Level 1	$30,648	$1	$30,649
Short-term marketable securities	Level 2	31,280	(137)	31,143

		$61,928	$(136)	$61,792

		December 31, 2021
	Fair Value	Amortization	Unrealized	Fair Market
	Hierarchy	Cost	Loss	Value
Money market funds	Level 1	$48,160	$—	$48,160
Short-term marketable securities	Level 2	51,116	(44)	51,072
Long-term marketable securities	Level 2	11,764	(45)	11,719

		$111,040	$(89)	$110,951

Schedule of debt securities in an unrealized loss position	The following tables summarize the Company’s debt securities in an unrealized loss position, aggregated by length of time in a continuous unrealized loss position.

	June 30, 2023
	Less than 12 Months		More than 12 Months		Total
	Fair Market Value	Unrealized Loss	Fair Market Value	Unrealized Loss	Fair Market Value	Unrealized Loss
Short-term marketable securities in unrealized loss position	$3,981	$(4)	$2,785	$(11)	$6,766	$(15)

	$3,981	$(4)	$2,785	$(11)	$6,766	$(15)

	December 31, 2022
	Less than 12 Months		More than 12 Months		Total
	Fair Market Value	Unrealized Loss	Fair Market Value	Unrealized Loss	Fair Market Value	Unrealized Loss
Short-term marketable securities in unrealized loss position	$17,303	$(78)	$9,927	$(135)	$27,230	$(213)

	$17,303	$(78)	$9,927	$(135)	$27,230	$(213)

The following tables summarize the Company’s debt securities in an unrealized loss position, aggregated by length of time in a continuous unrealized loss position.

	December 31, 2022
	Less than 12 Months		More than 12 Months		Total
	Fair Market Value	Unrealized Loss	Fair Market Value	Unrealized Loss	Fair Market Value	Unrealized Loss
Short-term marketable securities	$17,303	$(78)	$9,927	$(135)	$27,230	$(213)

	$17,303	$(78)	$9,927	$(135)	$27,230	$(213)

	December 31, 2021
	Less than 12 Months		More than 12 Months		Total
	Fair Market Value	Unrealized Loss	Fair Market Value	Unrealized Loss	Fair Market Value	Unrealized Loss
Short-term marketable securities	$32,991	$(29)	$—	$—	$32,991	$(29)
Long-term marketable securities	11,719	(45)	—	—	11,719	(45)

	$44,710	$(74)	$—	$—	$44,710	$(74)